Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Bridge Debt Strategies Fund III LP (the “Company”)

J.P. Morgan Securities LLC

Barclays Capital Inc.

(collectively, the “Specified Parties”)

Re: BDS 2019-FL3 Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “BDS 2019-FL3 Accounting Tape.xlsx” provided to us on January 18, 2019 (the “Data File”) containing information on 24 mortgage assets (the “Mortgage Assets”) and the related 31 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for BDS 2019-FL3 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

On November 26, 2018, we issued an Independent Accountants’ Report on Applying Agreed-Upon Procedures for BDS 2018-FL3 Ltd. (the “Initial Covered Services Report”) relating to certain information with respect to a portfolio of 24 mortgage assets and the related 31 mortgaged properties. The Company informed us that the Cut-off Date and transaction name changed and requested that a new report be issued. The Independent Accountants’ Report on Applying Agreed-Upon Procedures described herein supersedes the Initial Covered Services Report. Furthermore, the specified parties have been instructed to no longer use or rely upon the Initial Covered Services Report.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in January 2019, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 2.500% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

2

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, Virginia
January 18, 2019

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Property Name	Provided by the Company
Loan Type	Provided by the Company
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note
Sponsor Name	Guaranty, Organization Chart, Loan Agreement
Related Borrower Group	Guaranty, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Instructed by the Company to use one month after the ‘Interest Accrual Start Date’ as noted on the Settlement Statement for Mortgage Assets originated by BDS III Mortgage Capital B LLC or BDS III Mortgage Capital J LLC, otherwise Loan Agreement, Promissory Note, Settlement Statement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Commitment Original Balance ($)	Loan Agreement, Promissory Note
Initial Funded Amount ($)	Loan Agreement, Promissory Note
Original Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
Mortgage Loan Cut-off Date Balance ($)	Servicer Report, Loan Agreement
Initial Maturity Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
First Extension Fee %	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Fee %	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Fee %	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Exit Fee %	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index for Floating Rate	Loan Agreement, Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
Rounding Factor	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
Rate Cap Expiration Date	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Floor %	Loan Agreement, Promissory Note
LIBOR Cap Strike Price %	LIBOR Cap Confirmation
A-2

ATTACHMENT A

Attribute	Source Document(s)
Interest Accrual Basis	Loan Agreement, Promissory Note
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Amort Number of Months	Loan Agreement, Promissory Note
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
A-4

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Non-Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold/Both)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In Place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (Dec 2018)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (Dec 2018)	Servicer Report, Settlement Statement , Loan Agreement
Tax Escrow (Dec 2018)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (Dec 2018)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
A-5

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve (Dec 2018)	Servicer Report, Loan Agreement, Settlement Statement
Replacement Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (Dec 2018)	Servicer Report, Loan Agreement, Settlement Statement
Monthly TI/LC Reserve ($)	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Other Reserve 1 (Dec 2018)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 1 Description	Loan Agreement, Settlement Statement
Other Reserve 2 (Dec 2018)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 2 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 2 Description	Loan Agreement, Settlement Statement
Other Reserve 3 (Dec 2018)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 3 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 3 Description	Loan Agreement, Settlement Statement
Original Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
A-6

ATTACHMENT A

Attribute	Source Document(s)
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll, Certified Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
4th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Certified Rent Roll
Senior Debt Amount	Loan Agreement, Promissory Note
A-7

ATTACHMENT A

Attribute	Source Document(s)
Senior Debt Holder	Loan Agreement, Promissory Note
Rate	Loan Agreement, Promissory Note
Floor	Loan Agreement, Promissory Note
Maturity	Loan Agreement, Promissory Note
Amort	Loan Agreement, Promissory Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Commitment Subordinate Debt/Mezz Original Balance ($)	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Subordinate Debt/Mezz Loan Margin %	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note
Pari Passu Companion Note Balance	Loan Agreement, Servicer Report, Promissory Note
Pari Passu Companion Future Funding Balance	Loan Agreement, Servicer Report, Promissory Note
Fully Funded Total Note Balance	Loan Agreement, Servicer Report, Promissory Note
Comments	Provided by the Company

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)	For Mortgage Assets which have Amortization Type During Initial Term as Amortizing, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($), plus amortization as specified in the Loan Agreement
Annual Debt Service Payment (Cap)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Loan Cut-off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Mortgage Loan Cut-off Date Balance ($) divided by the aggregate Mortgage Loan Cut-off Date Balance ($) of all Mortgage Assets
Mortgage Loan Balloon Payment ($)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the amount equal to the Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	The sum of the Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	The sum of the Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance, divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the sum of the Mortgage Loan Balloon Payment ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
First Extension Fee ($)	Commitment Original Balance ($) multiplied by First Extension Fee % (if applicable)
First Extension Floor	Equals the Mortgage Rate Floor (if applicable)
First Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Second Extension Fee ($)	Commitment Original Balance ($) multiplied by Second Extension Fee % (if applicable)
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Third Extension Fee ($)	Commitment Original Balance ($) multiplied by Third Extension Fee % (if applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Exit Fee ($)	Commitment Original Balance ($) multiplied by Exit Fee %
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
B-2

ATTACHMENT B

Attribute	Calculation Methodology
B Note / Mezz Loan %	Commitment Subordinate Debt/Mezz Original Balance ($) divided by the sum of Commitment Subordinate Debt/Mezz Original Balance ($) and Commitment Original Balance ($)
IO Number of Months	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	The sum of Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	The sum of Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the sum of Mortgage Loan Balloon Payment ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Cut-off Date Total Debt Ann Debt Service ($)
Mortgage Loan Most Recent NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by the sum of Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by the sum of Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance
B-3

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Underwritten NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Cut-off Date Total Debt Ann Debt Service ($)
Mortgage Loan Underwritten NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by the sum of Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by the sum of Mortgage Loan Cut-off Date Balance ($) and Pari Passu Companion Note Balance
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the sum of Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
B-4

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the sum of Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance multiplied by Interest Accrual Basis.
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Commitment Original Balance ($) multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the sum of Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the sum of Commitment Original Balance ($), Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
% NSF of Largest Tenant	Largest Tenant SqFt divided by No of Units
% NSF of 2nd Largest Tenant	2nd Largest Tenant SqFt divided by No of Units
% NSF of 3rd Largest Tenant	3rd Largest Tenant SqFt divided by No of Units
% NSF of 4th Largest Tenant	4th Largest Tenant SqFt divided by No of Units
% NSF of 5th Largest Tenant	5th Largest Tenant SqFt divided by No of Units
B-5

ATTACHMENT B

Attribute	Calculation Methodology
In-place Senior Debt Service	Senior Debt Amount, multiplied by Rate (subject to Floor), multiplied by Interest Accrual Basis
As Stabilized Senior Debt Service	Senior Debt Amount, multiplied by Rate (subject to Floor), multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance	Sum of Mortgage Loan Cut-off Date Balance ($), Cut-off Date Subordinate Debt/Mezz Loan Balance ($) and Pari Passu Companion Note Balance
Annual Subordinate Debt/Mezz Debt Service Payment (IO)	Sum of Subordinate Debt/Mezz Loan Margin % and Assumed LIBOR, multiplied by Cut-off Date Subordinate Debt/Mezz Loan Bal ($) multiplied by Interest Accrual Basis
Cut-off Date Subordinate Debt/Mezz Future Funding Remaining Balance ($)	The difference between the Commitment Subordinate Debt/Mezz Original Balance ($) and Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-off Date Total Debt Underwritten NCF Debt Yield	Underwritten NCF divided by the Cut-off Date Total Debt Balance
Cut-off Date Total Debt As-Is LTV Ratio	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Sum of Annual Debt Service Payment (IO) and Annual Subordinate Debt/Mezz Debt Service Payment (IO)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
Fully Funded Annual Debt Service	Fully Funded Total Note Balance multiplied by Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis
Fully Funded Total Debt Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Fully Funded Total Note Balance
Fully Funded Total Debt As-Stabilized LTV	If Stabilized Appraised Value is available then Fully Funded Total Note Balance divided by Stabilized Appraised Value. If Stabilized Appraised Value is not available then Fully Funded Total Note Balance divided by As-Is Appraised Value
Fully Funded Total Debt Stabilized UW NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Annual Debt Service
B-6

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s):
Mortgage Asset(s)	Compared Attribute or Recomputed Attribute(s)	Company Instruction
Vaughan Place	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Emerald Suites Portfolio - Emerald Suites South; Emerald Suites Portfolio - Emerald Suites Convention Center; Emerald Suites Portfolio - Emerald Suites Cameron	Commitment Original Balance ($); Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($)	Provided by the Company
Carriage Crossing Shopping Center	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance ($) divided by Stabilized Appraised Value
Carriage Crossing Shopping Center	Cut-off Date Total Debt As-Is LTV Ratio	Cut-off Date Total Debt Balance divided by Stabilized Appraised Value
1369 Broadway	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR; Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield; Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Provided by the Company
Seaview, A Dolce Hotel	Mortgage Loan Cut-off Date (As-Is) LTV Ratio; Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR; Cut-off Date Total Debt As-Is LTV Ratio	Provided by the Company
Valley Station Portfolio	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
CPF Senior Living Portfolio - Inspirations Senior Living; CPF Senior Living Portfolio - Echelon of Tucson	Commitment Original Balance ($); Initial Funded Amount ($); Mortgage Loan Cut-off Date Balance ($); Cut-off Date Total Debt Balance	Provided by the Company
CPF Senior Living Portfolio	Third Most Recent As Of Date	Provided by the Company

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ATTACHMENT C

CPF Senior Living Portfolio – Echelon of Tucson	Third Most Recent As Of Date	Provided by the Company

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